Discontinued Operations - Schedule of Discontinued Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Discontinued Operations And Disposal Groups [Abstract]
Sales, net	$ 0	$ 0	$ 0
Cost of sales	(178)	(276)	(220)
Gross loss	(178)	(276)	(220)
Operating expenses:
Research and development	(18)	(2)
Selling, marketing, general and administrative	(141)	(167)	(182)
Operating loss	(337)	(445)	(402)
Financial income (expenses), net	65	(347)	162
Other income, net	36	2	2
Loss before income taxes	(236)	(790)	(238)
Tax benefit (expense)		3	(81)
Net loss from discontinued operations	$ (236)	$ (787)	$ (319)